Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale, Amortized Cost
Due in one year or less	$ 3,398,727
Due after one year through five years	75,887,288
Due after five years through ten years	55,691,854
Due after ten years	381,028,427
Amortized Cost	516,006,296	$ 513,220,290
Available-for-sale, Estimated Fair Value
Due in one year or less	3,421,576
Due after one year through five years	74,589,829
Due after five years through ten years	54,740,055
Due after ten years	372,294,917
Total Fair Value	$ 505,046,377	$ 496,124,574